Events after the reporting period (Details Narrative)						12 Months Ended
	Nov. 04, 2026 USD ($)	Nov. 03, 2026 USD ($)	Oct. 15, 2026	Mar. 10, 2026	Feb. 12, 2026	Jun. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Borrowings, maturity				10 March 2027	12 February 2027
Loans interest rate				9.00%		9.50%
Number of shares granted | shares						1,475,258
Two binding loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans interest rate						14.40%
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares granted			1,012,029
Events after reporting period [member] | New Advaitha secured promissory note [member]
IfrsStatementLineItems [Line Items]
Principal outstanding		$ 10,200,000
Borrowings, maturity		1 February 2028
Loans interest rate		14.40%
Events after reporting period [member] | Advaitha note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Principal outstanding		$ 9,600,000
Borrowings, maturity		11 February 2028
Interest payable		$ 115,200
Loans interest rate		14.40%
Description of maturity		the principal is repayable in three monthly instalments from 11 December 2027 to 11 February 2028. The non-payment of the instalments previously due in December 2026 to February 2027 is not an event of default, and the existing security continues to apply.
Events after reporting period [member] | Two binding loan agreements [member]
IfrsStatementLineItems [Line Items]
Loans interest rate	14.40%
Description of maturity	the lenders are irrevocably and unconditionally committed to advance, without any condition precedent: USD 5,500,000 on 1 January 2027 under an agreement dated 4 November 2026, and USD 8,500,000 on 1 February 2027 under an agreement dated 2 November 2026. Each loan is repayable with accrued interest twelve months after it is advanced, on 1 January 2028 and 1 February 2028 respectively.
Third-party loans	$ 14,000,000